Subsequent Events (Details) - OSN Streaming Limited [Member] - USD ($)			12 Months Ended
	Feb. 08, 2025	Dec. 16, 2024	Dec. 31, 2024
Subsequent Events [Line Items]
Convertible note issued		$ 12,000,000	$ 32,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible note issued	$ 20,000,000